Schedule of Investments (unaudited)	iShares® Global Consumer Discretionary ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.4%
Aristocrat Leisure Ltd.	27,371	$906,405
Lottery Corp. Ltd. (The)	95,634	322,329
Wesfarmers Ltd.	48,500	2,100,121
		3,328,855
Canada — 1.3%
Canadian Tire Corp. Ltd., Class A, NVS	2,223	220,569
Dollarama Inc.	12,020	1,097,488
Gildan Activewear Inc.	7,439	282,161
Magna International Inc.	11,399	477,774
Restaurant Brands International Inc.	13,567	956,002
		3,033,994
Chile — 0.1%
Falabella SA(a)	35,378	109,061

China — 5.4%
Alibaba Group Holding Ltd.	642,500	5,790,748
ANTA Sports Products Ltd.	50,400	482,025
BYD Co. Ltd., Class H	40,000	1,187,954
JD.com Inc.	107,950	1,401,975
Li Auto Inc.(a)	50,700	454,043
Meituan, Class B(a)(b)	185,600	2,638,170
Trip.com Group Ltd.(a)	24,000	1,135,820
		13,090,735
Denmark — 0.3%
GN Store Nord A/S(a)	6,450	179,689
Pandora A/S	3,516	529,204
		708,893
France — 6.3%
Accor SA	7,275	297,686
Cie. Generale des Etablissements Michelin SCA	30,787	1,189,951
Hermes International SCA	1,444	3,335,099
Kering SA	2,929	1,065,409
LVMH Moet Hennessy Louis Vuitton SE	11,143	8,555,493
Renault SA	8,274	424,330
Sodexo SA	3,540	318,887
		15,186,855
Germany — 2.6%
adidas AG	7,078	1,689,989
Bayerische Motoren Werke AG	12,487	1,181,163
Continental AG	4,631	262,287
Delivery Hero SE, Class A(a)(b)	8,966	212,984
Mercedes-Benz Group AG	34,576	2,393,057
Puma SE	4,333	199,015
Volkswagen AG	1,265	151,577
Zalando SE(a)(b)	9,663	226,835
		6,316,907
Italy — 1.9%
Ferrari NV	5,387	2,198,390
Moncler SpA	8,803	540,010
Stellantis NV	94,556	1,869,249
		4,607,649
Japan — 12.7%
Aisin Corp.	7,800	254,816
Bandai Namco Holdings Inc.	28,800	564,231
Bridgestone Corp.	25,000	986,485
Denso Corp.	93,200	1,454,762
Fast Retailing Co. Ltd.	8,600	2,175,292
Honda Motor Co. Ltd.	208,329	2,239,533
Isuzu Motors Ltd.	25,800	342,997
Security	Shares	Value

Japan (continued)
Nissan Motor Co. Ltd.	93,900	$318,787
Nitori Holdings Co. Ltd.	3,700	391,708
Oriental Land Co. Ltd./Japan	49,700	1,388,823
Pan Pacific International Holdings Corp.	23,200	542,690
Panasonic Holdings Corp.	104,900	862,330
Rakuten Group Inc.(a)	64,200	332,584
Sekisui House Ltd.	28,700	637,863
Shimano Inc.	3,500	540,903
Sony Group Corp.	53,500	4,559,331
Subaru Corp.	25,688	546,264
Sumitomo Electric Industries Ltd.	34,000	531,573
Suzuki Motor Corp.	84,000	969,747
Toyota Motor Corp.	514,700	10,560,338
Yamaha Motor Co. Ltd.	45,639	424,297
		30,625,354
Netherlands — 0.9%
Prosus NV	62,994	2,239,971

South Korea — 1.0%
Hyundai Motor Co.	5,876	1,253,103
Kia Corp.	10,825	1,012,910
		2,266,013
Spain — 1.5%
Amadeus IT Group SA	19,254	1,281,246
Industria de Diseno Textil SA	47,953	2,379,591
		3,660,837
Sweden — 0.5%
Evolution AB(b)	8,239	857,592
H & M Hennes & Mauritz AB, Class B	26,377	417,814
		1,275,406
Switzerland — 1.6%
Cie. Financiere Richemont SA, Class A, Registered	22,976	3,590,757
Swatch Group AG (The), Bearer	1,245	255,072
Swatch Group AG (The), Registered	2,471	101,170
		3,946,999
United Kingdom — 3.0%
Barratt Developments PLC	42,091	249,984
Berkeley Group Holdings PLC	4,920	284,275
Burberry Group PLC	15,305	169,963
Compass Group PLC	76,307	2,078,855
Entain PLC	28,301	224,418
Flutter Entertainment PLC(a)	7,568	1,376,604
InterContinental Hotels Group PLC	7,369	774,307
Kingfisher PLC	78,754	246,947
Next PLC	5,438	620,574
Pearson PLC	28,998	362,103
Persimmon PLC	13,680	232,140
Taylor Wimpey PLC	152,810	273,640
Whitbread PLC	8,180	306,991
		7,200,801
United States — 58.3%
Airbnb Inc.(a)	18,931	2,870,508
Amazon.com Inc.(a)	128,981	24,925,578
Aptiv PLC(a)	11,666	821,520
AutoZone Inc.(a)	739	2,190,470
Bath & Body Works Inc.	9,578	374,021
Best Buy Co. Inc.	8,185	689,914
Booking Holdings Inc.	1,455	5,763,982
BorgWarner Inc.	10,020	323,045
Caesars Entertainment Inc.(a)	9,209	365,966
CarMax Inc.(a)	6,749	494,972

Schedule of Investments (unaudited) (continued)	iShares® Global Consumer Discretionary ETF
June 30, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Carnival Corp.(a)	43,060	$806,083
Chipotle Mexican Grill Inc., Class A(a)	58,900	3,690,085
Darden Restaurants Inc.	5,091	770,370
Deckers Outdoor Corp.(a)	1,097	1,061,841
Domino’s Pizza Inc.	1,476	762,103
DR Horton Inc.	12,763	1,798,690
eBay Inc.	21,696	1,165,509
Etsy Inc.(a)	5,014	295,726
Expedia Group Inc.(a)	5,443	685,764
Ford Motor Co.	168,147	2,108,563
Garmin Ltd.	6,547	1,066,637
General Motors Co.	48,922	2,272,916
Genuine Parts Co.	5,998	829,643
Hasbro Inc.	5,562	325,377
Hilton Worldwide Holdings Inc.	10,777	2,351,541
Home Depot Inc. (The)	31,520	10,850,445
Las Vegas Sands Corp.	15,820	700,035
Lennar Corp., Class A	10,564	1,583,227
LKQ Corp.	11,437	475,665
Lowe’s Companies Inc.	24,580	5,418,907
Lululemon Athletica Inc.(a)	4,904	1,464,825
Marriott International Inc./MD, Class A	10,287	2,487,088
McDonald’s Corp.	30,902	7,875,066
MGM Resorts International(a)	10,760	478,174
Mohawk Industries Inc.(a)	2,259	256,600
Nike Inc., Class B	52,023	3,920,973
Norwegian Cruise Line Holdings Ltd.(a)	18,247	342,861
NVR Inc.(a)	134	1,016,867
O’Reilly Automotive Inc.(a)	2,525	2,666,551
Pool Corp.	1,643	504,943
PulteGroup Inc.	9,052	996,625
Ralph Lauren Corp., Class A	1,656	289,899
Ross Stores Inc.	14,389	2,091,009
Royal Caribbean Cruises Ltd.(a)	10,083	1,607,533
Starbucks Corp.	48,568	3,781,019
Tapestry Inc.	9,887	423,065
Tesla Inc.(a)	116,724	23,097,345
TJX Companies Inc. (The)	48,560	5,346,456
Tractor Supply Co.	4,621	1,247,670
Ulta Beauty Inc.(a)	2,061	795,278
Wynn Resorts Ltd.	4,120	368,740
Yum! Brands Inc.	12,010	1,590,845
		140,488,535
Total Common Stocks — 98.8%
(Cost: $259,160,386)		238,086,865
Security	Shares	Value

Preferred Stocks

Germany — 0.7%
Bayerische Motoren Werke AG, Preference Shares, NVS	2,538	$224,106
Dr Ing hc F Porsche AG, Preference Shares, NVS(b)	3,906	290,581
Porsche Automobil Holding SE, Preference Shares, NVS	6,588	297,328
Volkswagen AG, Preference Shares, NVS	7,929	895,294
		1,707,309
South Korea — 0.1%
Hyundai Motor Co.
Preference Shares, NVS	930	122,368
Series 2, Preference Shares, NVS	1,497	198,516
		320,884

Total Preferred Stocks — 0.8%
(Cost: $3,260,534)		2,028,193
Total Long-Term Investments — 99.6%
(Cost: $262,420,920)		240,115,058

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares,
5.28%(c)(d)	420,000	420,000
Total Short-Term Securities — 0.2%
(Cost: $420,000)		420,000

Total Investments — 99.8%
(Cost: $262,840,920)		240,535,058

Other Assets Less Liabilities — 0.2%		535,706

Net Assets — 100.0%		$241,070,764

(a)	Non-income producing security.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® Global Consumer Discretionary ETF
June 30, 2024

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/24	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/24	Shares Held at 06/30/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$—		$(2,364	)(b)	$2,364	$—	$—	—	$236	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	290,000	130,000	(b)	—		—	—	420,000	420,000	5,035		—
						$2,364	$—	$420,000		$5,271		$—

(a)	As of period end, the entity is no longer held.

(b)	Represents net amount purchased (sold).

(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	1	09/12/24	$175	$3,199
E-Mini Consumer Discretionary Select Sector Index	2	09/20/24	373	8,076
Euro STOXX 50 Index	6	09/20/24	316	(225)
				$11,050

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® Global Consumer Discretionary ETF
June 30, 2024

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$143,631,590	$94,455,275	$—	$238,086,865
Preferred Stocks	—	2,028,193	—	2,028,193
Short-Term Securities
Money Market Funds	420,000	—	—	420,000
	$144,051,590	$96,483,468	$—	$240,535,058
Derivative Financial Instruments(a)
Assets
Equity Contracts	$8,076	$3,199	$—	$11,275
Liabilities
Equity Contracts	—	(225)	—	(225)
	$8,076	$2,974	$—	$11,050

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

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